Non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Recognized non-controlling interests	$ 12,722
Mr. Eric Sprott [Member] | Galena Complex [Member]
Statement Line Items [Line Items]
Non controlling interest percentage	40.00%
Amount of initial contribution	$ 15,000
Recognized non-controlling interests	14,300
Mr. Eric Sprott [Member] | Galena Complex [Member] | Top of range [member]
Statement Line Items [Line Items]
Additonal amount of initial contribution	$ 5,000